Non-controlling Interests - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [Line Items]
Total Non-controlling interest	€ 486	€ 548
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc (formerly Luzon Continental Land Corporation) [member]
Disclosure of noncontrolling interests [Line Items]
Total Non-controlling interest	€ 391	€ 472
Percentage of equity share capital interest	40.00%
Percentage of equity share capital interest held by another party	60.00%
Combined Philippines business [member]
Disclosure of noncontrolling interests [Line Items]
Percentage of economic interest	55.00%
Percentage of economic interest held by another party	45.00%